UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08364

Buffalo Balanced Fund, Inc.
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Buffalo Balanced Fund
Schedule of Investments
December 31, 2007 (Unaudited)

Shares			Value
	COMMON STOCKS - 57.73%
	Consumer Discretionary - 0.30%
	Auto Components - 0.30%
35,000	Modine Manufacturing Co.		$577,850
	Total Consumer Discretionary		577,850

	Consumer Staples - 9.83%
	Beverages - 3.53%
80,000	The Coca-Cola Co.		4,909,600
25,000	PepsiCo, Inc.		1,897,500
			6,807,100
	Food & Staples Retailing - 1.55%
40,000	Costco Wholesale Corp.		2,790,400
5,000	Whole Foods Market, Inc.		204,000
			2,994,400
	Food Products - 3.18%
70,000	ConAgra Foods, Inc.		1,665,300
25,000	Del Monte Foods Co.		236,500
30,000	General Mills, Inc.		1,710,000
20,000	Kellogg Co.		1,048,600
25,000	Wm. Wrigley Jr. Co.		1,463,750
			6,124,150
	Household Products - 1.57%
30,000	Colgate-Palmolive Co.		2,338,800
10,000	Kimberly-Clark Corp.		693,400
			3,032,200
	Total Consumer Staples		18,957,850

	Energy - 21.89%
	Energy Equipment & Services - 2.83%
58,580	Patterson-UTI Energy, Inc.		1,143,482
30,000	Schlumberger Ltd. (b)		2,951,100
20,000	Weatherford International Ltd. (a)(b)		1,372,000
			5,466,582
	Oil & Gas - 19.06%
45,000	Anadarko Petroleum Corp.		2,956,050
25,000	Apache Corp.		2,688,500
20,000	BP, PLC - ADR		1,463,400
70,000	ChevronTexaco Corp.		6,533,100
85,000	ConocoPhillips		7,505,500
35,000	Exxon Mobil Corp.		3,279,150
25,000	Hess Corp.		2,521,500
70,000	Marathon Oil Corp.		4,260,200
14,000	Royal Dutch Shell PLC - ADR		1,178,800
40,000	Suncor Energy, Inc. (b)		4,349,200
			36,735,400
	Total Energy		42,201,982

	Financials - 5.14%
	Commercial Banks - 1.38%
25,000	Marshall & Ilsley Corp.		662,000
10,000	Northern Trust Corp.		765,800
35,000	Wilmington Trust Corp.		1,232,000
			2,659,800
	Insurance - 3.76%
50,000	The Allstate Corp.		2,611,500
45,000	The Chubb Corp.		2,456,100
55,000	Cincinnati Financial Corp.		2,174,700
			7,242,300
	Total Financials		9,902,100

	Health Care - 6.40%
	Health Care Equipment & Supplies - 0.60%
20,000	Baxter International, Inc.		1,161,000

	Pharmaceuticals - 5.80%
60,000	Abbott Laboratories		3,369,000
30,000	Eli Lilly & Co.		1,601,700
35,000	GlaxoSmithKline, PLC - ADR		1,763,650
40,000	Johnson & Johnson		2,668,000
40,000	Wyeth		1,767,600
			11,169,950
	Total Health Care		12,330,950

	Industrials - 7.37%
	Aerospace & Defense - 3.13%
5,000	The Boeing Co.		437,300
20,000	Lockheed Martin Corp.		2,105,200
20,000	Northrop Grumman Corp.		1,572,800
25,000	United Technologies Corp.		1,913,500
			6,028,800
	Commercial Services & Supplies - 1.97%
100,000	Pitney Bowes, Inc.		3,804,000

	Industrial Conglomerates - 2.27%
100,000	General Electric Co.		3,707,000
10,000	ITT Corp.		660,400
			4,367,400
	Total Industrials		14,200,200

	Information Technology - 6.00%
	IT Services - 0.10%
8,333	Metavante Technologies, Inc. (a)		194,325

	Semiconductor & Semiconductor Equipment - 3.69%
100,000	Applied Materials, Inc.		1,776,000
200,000	Intel Corp.		5,332,000
			7,108,000
	Software - 2.21%
120,000	Microsoft Corp.		4,272,000
	Total Information Technology		11,574,325

	Materials - 0.33%
	Chemicals - 0.05%
2,000	E.I. du Pont de Nemours & Co.		88,180

	Metals & Mining - 0.28%
15,000	Alcoa, Inc.		548,250
	Total Materials		636,430

	Utilities - 0.47%
	Electric Utilities - 0.47%
25,000	OGE Energy Corp.		907,250
	Total Utilities		907,250

	TOTAL COMMON STOCKS (Cost $75,333,917)		111,288,937

	CONVERTIBLE BONDS - 6.02%
	Consumer Discretionary - 4.51%
	Hotels Restaurants & Leisure - 1.11%
	Magna Entertainment Corp.
3,000,000	7.250%, 12/15/2009		2,130,000

	Media - 3.40%
	Lions Gate Entertainment Corp. (b)
3,500,000	2.938%, 10/15/2024		3,613,750
3,000,000	3.625%, 03/15/2025		2,943,750
			6,557,500
	Total Consumer Discretionary		8,687,500

	Health Care - 1.51%
	Biotechnology - 1.51%
	Amylin Pharmaceuticals, Inc.
2,300,000	2.500%, 04/15/2011		2,912,375
	Total Health Care		2,912,375

	TOTAL CONVERTIBLE BONDS (Cost $11,704,445)		11,599,875

	CORPORATE BONDS - 25.87%
	Consumer Discretionary - 8.96%
	Automobiles - 1.96%
	Ford Motor Credit Company
4,000,000	7.375%, 10/28/2009		3,766,528

	Hotels Restaurants & Leisure - 1.87%
	Circus Circus
2,000,000	7.625%, 07/15/2013		1,960,000
	Isle of Capri Casinos
2,000,000	7.000%, 03/01/2014		1,650,000
			3,610,000
	Leisure Equipment & Products - 0.75%
	Eastman Kodak Co.
1,000,000	7.250%, 11/15/2013		1,005,000
	Mikohn Gaming Corp.
461,000	11.875%, 08/15/2008		442,560
			1,447,560
	Media - 0.05%
	Fisher Communications, Inc.
100,000	8.625%, 09/15/2014		102,625

	Specialty Retail - 2.69%
	FTD, Inc.
4,000,000	7.750%, 02/15/2014		3,780,000
	United Auto Group, Inc.
1,500,000	7.750%, 12/15/2016		1,410,000
			5,190,000
	Textiles, Apparel & Luxury Goods - 1.64%
	Interface, Inc.
3,000,000	9.500%, 02/01/2014		3,150,000
	Total Consumer Discretionary		17,266,713

	Consumer Staples - 4.58%
	Food Products - 3.56%
	Pilgrims Pride Corp.
4,000,000	8.375%, 05/01/2017		3,940,000
	Smithfield Foods, Inc.
3,000,000	7.750%, 07/01/2017		2,917,500
			6,857,500
	Personal Products - 1.02%
	Elizabeth Arden, Inc.
2,000,000	7.750%, 01/15/2014		1,970,000
	Total Consumer Staples		8,827,500

	Energy - 5.27%
	Oil & Gas - 2.79%
	United Refining Co.
5,300,000	10.500%, 08/15/2012		5,379,500

	Oil, Gas & Consumable Fuels - 2.48%
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017		4,775,000
	Total Energy		10,154,500

	Health Care - 4.21%
	Health Care Providers & Services - 2.06%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015		2,970,000
	Psychiatric Solutions, Inc.
1,000,000	7.750%, 07/15/2015		1,002,500
			3,972,500
	Pharmaceuticals - 2.15%
	Warner Chilcott Corp.
4,000,000	8.750%, 02/01/2015		4,140,000
	Total Health Care		8,112,500

	Industrials - 2.85%
	Commercial Services & Supplies - 2.33%
	Greenbrier Companies, Inc.
1,500,000	8.375%, 05/15/2015		1,440,000
	Iron Mountain, Inc.
3,000,000	8.625%, 04/01/2013		3,052,500
			4,492,500
	Diversified Manufacturing - 0.52%
	Blount, Inc.
1,000,000	8.875%, 08/01/2012		1,007,500
	Total Industrials		5,500,000

	TOTAL CORPORATE BONDS (Cost $49,796,123)		49,861,213

	SHORT TERM INVESTMENTS - 9.54%
	Investment Companies - 0.52%
1,000,272	SEI Daily Income Trust Treasury II Fund - Class B		1,000,272
	Total Investment Companies		1,000,272

	U.S. Treasury Bills - 9.02%
	Public Finance, Taxation and Monetary Policy - 9.02%
3,451,000	2.71%, 01/03/2008		3,450,480
2,532,000	2.47%, 01/10/2008		2,530,434
5,792,000	2.17%, 01/17/2008		5,786,406
5,635,000	2.61%, 01/24/2008		5,625,610
	Total U.S. Treasury Bills		17,392,930

	TOTAL SHORT TERM INVESTMENTS (Cost $18,393,201)		18,393,202

	Total Investments (Cost $155,227,686) - 99.16%		191,143,227
	Other Assets in Excess of Liabilities - 0.84%		1,620,110
	TOTAL NET ASSETS - 100.00%		$192,763,337

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$155,227,686
	Gross unrealized appreciation	39,311,680
	Gross unrealized depreciation	(3,396,139)
	Net unrealized appreciation	$35,915,541

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Balanced Fund, Inc.

By   /s/ Kent W. Gasaway_____________________________
              Kent W. Gasaway, President and Treasurer

Date   2/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo Balanced Fund, Inc.

By   /s/ Kent W. Gasaway_____________________________
              Kent W. Gasaway, President and Treasurer

Date   2/26/08